CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contingencies
CONTINGENCIES
Guarantees
We issue guarantees to certain lenders and hotel owners, chiefly to obtain long-term management contracts. The guarantees generally have a stated maximum funding amount and a term of four to ten years. The terms of guarantees to lenders generally require us to fund if cash flows from hotel operations are inadequate to cover annual debt service or to repay the loan at the end of the term. The terms of the guarantees to hotel owners generally require us to fund if the hotels do not attain specified levels of operating profit. Guarantee fundings to lenders and hotel owners are generally recoverable as loans repayable to us out of future hotel cash flows and/or proceeds from the sale of hotels. We also enter into project completion guarantees with certain lenders in conjunction with hotels that we or our joint venture partners are building.
We show the maximum potential amount of our future guarantee fundings and the carrying amount of our liability for guarantees for which we are the primary obligor at year-end 2013 in the following table:

($ in millions) Guarantee Type	Maximum Potential Amount of Future Fundings	Liability for Guarantees
Debt service	$83	$4
Operating profit	99	40
Other	17	2
Total guarantees where we are the primary obligor	$199	$46

We included our liability at year-end 2013 for guarantees for which we are the primary obligor in our Balance Sheet as follows: $2 million in “Other current liabilities” and $44 million in the “Other long-term liabilities.”
Our guarantees listed in the preceding table include $20 million of debt service guarantees, $11 million of operating profit guarantees, and $1 million of other guarantees that will not be in effect until the underlying properties open and we begin to operate the properties or certain other events occur.
The preceding table does not include the following guarantees:

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$102 million of guarantees for Senior Living Services lease obligations of $75 million (expiring in 2018) and lifecare bonds of $27 million (estimated to expire in 2016), for which we are secondarily liable. Sunrise Senior Living, Inc. (“Sunrise”) is the primary obligor on both the leases and $4 million of the lifecare bonds; HCP, Inc., as successor by merger to CNL Retirement Properties, Inc. (“CNL”), is the primary obligor on $22 million of the lifecare bonds; and Five Star Senior Living is the primary obligor on the remaining $1 million of lifecare bonds. Before we sold the Senior Living Services business in 2003, these were our guarantees of obligations of our then consolidated Senior Living Services subsidiaries. Sunrise and CNL have indemnified us for any fundings we may be called upon to make under these guarantees. Our liability for these guarantees had a carrying value of $3 million at year-end 2013. In 2011 Sunrise provided us with $3 million of cash collateral to cover potential exposure under the existing lease and bond obligations for 2012 and 2013. In conjunction with our consent of the extension in 2011 of certain lease obligations for an additional five-year term until 2018, Sunrise provided us an additional $1 million cash collateral and an $85 million letter of credit issued by Key Bank to secure our exposure under the lease guarantees for the continuing leases during the extension term and certain other obligations of Sunrise. During the extension term, Sunrise agreed to make an annual payment to us from the cash flow of the continuing lease facilities, subject to a $1 million annual minimum. In the 2013 first quarter, Sunrise merged with Health Care REIT, Inc., and Sunrise's management business was acquired by an entity formed by affiliates of Kohlberg Kravis Roberts & Co. LP, Beecken Petty O'Keefe & Co., Coastwood Senior Housing Partners LLC, and Health Care REIT. In conjunction with this acquisition, Sunrise funded an additional $2 million cash collateral and certified that the $85 million letter of credit remains in full force and effect.

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Lease obligations, for which we became secondarily liable when we acquired the Renaissance Hotel Group N.V. in 1997, consisting of annual rent payments of approximately $6 million and total remaining rent payments through the initial term of approximately $35 million. Most of these obligations expire by the end of 2020. CTF Holdings Ltd. (“CTF”) had originally provided €35 million in cash collateral in the event that we are required to fund under such guarantees, approximately $5 million (€4 million) of which remained at year-end 2013. Our exposure for the remaining rent payments through the initial term will decline to the extent that CTF obtains releases from the landlords or these hotels exit the system. Since the time we assumed these guarantees, we have not funded any amounts, and we do not expect to fund any amounts under these guarantees in the future.

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Certain guarantees and commitments relating to the timeshare business, which were outstanding at the time of the 2011 Timeshare spin-off and for which we became secondarily liable as part of the spin-off. These MVW payment obligations, for which we currently have a total exposure of $17 million, relate to various letters of credit and several other guarantees. MVW has indemnified us for these obligations. At year-end 2013, we expect these obligations will expire as follows: $2 million in 2014, $3 million in 2017, and $12 million (16 million Singapore Dollars) in 2022. We have not funded any amounts under these obligations, and do not expect to do so in the future. Our liability for these obligations had a carrying value of $2 million at year-end 2013. See Footnote No. 15 "Spin-off," for more information on the spin-off of our timeshare operations and timeshare development business.

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A guarantee for a lease, originally entered into in 2000, for which we became secondarily liable in 2012 as a result of our sale of the ExecuStay corporate housing business to Oakwood Worldwide ("Oakwood"). Oakwood has indemnified us for the obligations under this guarantee. Our total exposure at year-end 2013 for this guarantee is $6 million in future rent payments through the end of the lease in 2019. Our liability for this guarantee had a carrying value of $1 million at year-end 2013.

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A guarantee for two adjoining leases, originally entered into in 2000 and 2006, for which we became secondarily liable in the 2013 third quarter as a result of our assignment of the leases to Accenture LLP. Accenture is the primary obligor and has indemnified us for the obligations under these leases and the guarantee. Our total exposure at year-end 2013 is $6 million related to future rent payments through the end of the leases in 2017. After year-end 2013, we were released from this guarantee and are no longer secondarily liable.

In addition to the guarantees described in the preceding paragraphs, in conjunction with financing obtained for specific projects or properties owned by joint ventures in which we are a party, we may provide industry standard indemnifications to the lender for loss, liability, or damage occurring as a result of the actions of the other joint venture owner or our own actions.
Commitments and Letters of Credit
In addition to the guarantees we note in the preceding paragraphs, at year-end 2013, we had the following commitments outstanding:

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A commitment to invest up to $10 million of equity for a noncontrolling interest in a partnership that plans to purchase North American full-service and limited-service properties, or purchase or develop hotel-anchored mixed-use real estate projects. We expect to fund $8 million of this commitment as follows: $6 million in 2014 and $2 million in 2015. We do not expect to fund the remaining $2 million of this commitment.

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A commitment to invest up to $23 million of equity for noncontrolling interests in partnerships that plan to purchase or develop limited-service properties in Asia. We expect to fund this commitment as follows: $15 million in 2014 and $8 million in 2015.

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A commitment, with no expiration date, to invest up to $11 million in a joint venture for development of a new property. We expect to fund this commitment as follows: $8 million in 2014 and $3 million in 2015.

•	A commitment to invest $18 million in the renovation of a leased hotel. We expect to fund this commitment by the end of 2014.

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We have a right and under certain circumstances an obligation to acquire our joint venture partner’s remaining 45 percent interest in two joint ventures over the next seven years at a price based on the performance of the ventures. We made a $12 million (€9 million) deposit in conjunction with this contingent obligation in 2011 and $8 million (€6 million) in deposits in 2012. In 2013, we acquired an additional five percent noncontrolling interest in each venture, applying $5 million (€4 million) of those deposits. The remaining deposits are refundable to the extent we do not acquire our joint venture partner’s remaining interests.

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We had a right and under certain circumstances an obligation to acquire, for approximately $45 million (€33 million), the landlord’s interest in the real estate property and certain attached assets of a hotel that we lease. After year-end 2013, we sold that right and certain attached assets. See Footnote No. 7, "Acquisitions and Dispositions" for additional information on the sale and reclassification of the capital lease to assets held for sale as of year-end 2013.

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Various commitments for the purchase of information technology hardware, software, as well as accounting, finance, and maintenance services in the normal course of business totaling $152 million. We expect to fund these commitments as follows: $107 million in 2014, $32 million in 2015, and $13 million in 2016. The majority of these commitments will be recovered through cost reimbursement charges to properties in our system.

•	Several commitments aggregating $35 million with no expiration date and which we do not expect to fund.

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A commitment to invest up to $10 million under certain circumstances for additional mandatorily redeemable preferred equity ownership interest in an entity that owns three hotels. We may fund this commitment, which expires in 2015 subject to annual extensions through 2018; however, we have not yet determined the amount or timing of any potential funding.

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A "put option" agreement we entered into after year-end 2013 with the lenders of a construction loan. On January 14, 2014, in conjunction with entering into a management agreement for the Times Square EDITION hotel in New York City (currently projected to open in 2017), and the hotel's ownership group obtaining acquisition financing and entering into agreements concerning future construction financing for the mixed use project (which includes both the hotel and adjacent retail space), we agreed to provide credit support to the lenders through a "put option" agreement. Under this agreement, we have granted the lenders the right, upon an uncured event of default by the hotel owner under, and an acceleration of, the mortgage loan, to require us to purchase the hotel component of the property during the first two years after opening for $315 million. The lenders may extend this period for up to three years to complete foreclosure if the loan has been accelerated and certain other conditions are met. While we cannot assure you that the lenders will not exercise this "put option," we believe that the likelihood of any exercise is remote. We do not have an ownership interest in this EDITION hotel.

At year-end 2013, we had $80 million of letters of credit outstanding ($79 million outside the Credit Facility and $1 million under our Credit Facility), the majority of which were for our self-insurance programs. Surety bonds issued as of year-end 2013, totaled $122 million, the majority of which federal, state and local governments requested in connection with our self-insurance programs.
Legal Proceedings
On January 19, 2010, several former Marriott employees (the "plaintiffs") filed a putative class action complaint against us and the Stock Plan (the "defendants"), alleging that certain equity awards of deferred bonus stock granted to the plaintiffs and other current and former employees for fiscal years 1963 through 1989 are subject to vesting requirements under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), that are in certain circumstances more rapid than those set forth in the awards. The plaintiffs seek damages, class attorneys' fees and interest, with no amounts specified. The action is proceeding in the United States District Court for the District of Maryland (Greenbelt Division) and Dennis Walter Bond Sr. and Michael P. Steigman are the current named plaintiffs. The parties completed limited discovery concerning Marriott's defense of statute of limitations with respect to Mr. Bond and Mr. Steigman and completed discovery concerning class certification. We opposed plaintiffs' motion for class certification and sought summary judgment on the issue of statute of limitations in 2012. On August 9, 2013, the court denied our motion for summary judgment on the issue of statute of limitations and deferred its ruling on class certification. We moved to amend the court's judgment on our motion for summary judgment in order to certify an interlocutory appeal, which was denied. On January 7, 2014, the court denied plaintiffs' motion for class certification, and issued a Scheduling Order for full discovery of the remaining issues in this case. We and the Stock Plan have denied all liability, and while we intend to vigorously defend against the claims being made by the plaintiffs, we can give you no assurance about the outcome of this lawsuit. We currently cannot estimate the range of any possible loss to the Company because an amount of damages is not claimed, there is uncertainty as to the number of parties for whom the claims may be pursued, and the possibility of our prevailing on our statute of limitations defense on appeal may significantly limit any claims for damages.
In March 2012, the Korea Fair Trade Commission ("KFTC") obtained documents from two of our managed hotels in Seoul, Korea in connection with an investigation which we believe is focused on pricing of hotel services within the Seoul region. Since then, the KFTC has conducted additional fact-gathering at those two hotels and also has collected information from another Marriott managed hotel located in Seoul. We understand that the KFTC also has sought documents from numerous other hotels in Seoul and other parts of Korea that we do not operate, own or franchise. We have not yet received a complaint or other legal process. We are cooperating with this investigation.